Equity - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) shares
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RSU vesting (in shares)	2,459,128	5,468,938	826,625
Share buy-back during the year (in shares)	0	0	775,501
Proceeds from sale or issue of treasury shares | $			$ 2.9
Knuttson Ltd
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Percentage of significant influence acquired over the group	44.85%	45.26%
Chivers Ltd
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Percentage of significant influence acquired over the group	19.35%	19.45%